REGULATORY CAPITAL	6 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE J - REGULATORY CAPITAL

As of July 21, 2011, the Banks are subject to minimum regulatory capital standards promulgated by the Office of the Controller of the Currency (the “OCC”), the successor to the Office of Thrift Supervision (the “OTS”). Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Banks must meet specific capital guidelines that involve quantitative measures of the Banks’ assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Banks’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OCC generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The tangible capital requirement provides for minimum tangible capital (defined as shareholders’ equity less all intangible assets) equal to 1.5% of adjusted total assets. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Banks multiply the value of each asset on their respective statements of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

During fiscal 2011, the Banks were notified by the OTS that each was categorized as “well-capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the Banks’ categories. To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2011
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$19,629	19.3%	$	≥1,525	≥1.5%		N/A	N/A
First Federal of Frankfort	$18,151	14.6%	$	≥1,868	≥1.5%		N/A	N/A
Consolidated	$44,100	20.8%	$	≥3,175	≥1.5%		N/A	N/A

Tier 1 core capital
First Federal of Hazard	$19,629	19.3%	$	≥4,067	≥4.0%	$	≥5,084	≥ 5.0%
First Federal of Frankfort	$18,151	14.6%	$	≥4,980	≥4.0%	$	≥6,225	≥ 5.0%
Consolidated	$44,100	20.8%	$	≥9,048	≥4.0%		N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,939	40.5%	$	≥3,941	≥8.0%	$	≥4,927	≥10.0%
First Federal of Frankfort	$18,564	27.0%	$	≥5,505	≥8.0%	$	≥6,881	≥10.0%
Consolidated	$44,864	39.0%	$	≥9,201	≥8.0%		N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$19,629	39.8%		N/A	N/A	$	≥2,956	≥ 6.0%
First Federal of Frankfort	$18,151	26.4%		N/A	N/A	$	≥4,129	≥ 6.0%
Consolidated	$44,100	38.3%		N/A	N/A		N/A	N/A

	As of June 30, 2010
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)
Tangible capital
First Federal of Hazard	$18,615	17.6%		≥1,589	≥1.5%		N/A	N/A
First Federal of Frankfort	$17,570	14.2%	$	≥1,859	≥1.5%		N/A	N/A
Consolidated	$43,079	19.4%	$	≥3,333	≥1.5%		N/A	N/A

Tier 1 core capital
First Federal of Hazard	$18,615	17.6%	$	≥4,237	≥4.0%	$	≥5,297	≥5.0%
First Federal of Frankfort	$17,570	14.2%	$	≥4,957	≥4.0%	$	≥6,196	≥5.0%
Consolidated	$43,079	19.4%	$	≥9,194	≥4.0%		N/A	N/A

Total risk-based capital
First Federal of Hazard	$19,090	36.6%	$	≥4,175	≥8.0%	$	≥5,219	≥10.0%
First Federal of Frankfort	$17,726	26.1%	$	≥5,427	≥8.0%	$	≥6,783	≥10.0%
Consolidated	$44,614	37.4%	$	≥9,557	≥8.0%		N/A	N/A

Tier 1 risk-based capital
First Federal of Hazard	$18,615	35.7%		N/A	N/A	$	≥3,132	≥6.0%
First Federal of Frankfort	$17,570	25.9%		N/A	N/A	$	≥4,070	≥6.0%
Consolidated	$43,079	36.1%		N/A	N/A		N/A	N/A

For the years ended June 30, 2011 and 2010, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject.

The Banks’ management believes that, under the current regulatory capital regulations, both Banks will continue to meet their minimum capital requirements in the foreseeable future. However, events beyond the control of the Banks, such as increased interest rates or a downturn in the economy in the Banks’ market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

Regulations of the OTS governing mutual holding companies permit First Federal MHC to waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp, provided the OTS does not object to such waiver. Pursuant to these provisions, First Federal MHC waived $1.9 million in dividends during the fiscal year ended June 30, 2011, and $946,000 for the six months ended December 31, 2011.